Goodwill and Core Deposits	12 Months Ended
Dec. 31, 2022
Goodwill and Core Deposits
Goodwill and Core Deposits

Note 22: Goodwill and Core Deposits

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021 (in thousands):

	2022	2021
Balance beginning of year	$682	$682
Additions from acquisition	—	—
Balance, end of year	$682	$682

Intangible assets in the consolidated balance sheets at December 31, 2022 and 2021 were as follows (in thousands):

	2022			2021
	Gross			Gross
	Intangible	Accumulated	Net Intangible	Intangible	Accumulated	Net Intangible
	Assets	Amortization	Assets	Assets	Amortization	Assets
Core deposit intangibles	$1,041	$631	$410	$1,041	$481	$560

The estimated aggregate future amortization expense for each of the next five years for intangible assets remaining as of December 31, 2022 is as follows (in thousands):

2023	$150
2024	150
2025	110